Commitments and Contingencies (Details)								1 Months Ended	6 Months Ended			12 Months Ended
	Jan. 04, 2024 USD ($)	Mar. 30, 2023	Jul. 11, 2022 USD ($)	Jul. 11, 2022 USD ($)	May 02, 2022 USD ($) $ / shares shares	May 02, 2022 $ / shares shares	Oct. 21, 2021 USD ($) shares	Aug. 17, 2022 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Nov. 01, 2023 USD ($)	Aug. 03, 2023 USD ($)	May 02, 2023 USD ($)	Jan. 29, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 12, 2022 USD ($)
Commitments and Contingencies [Line Items]
Exercised option (in Shares) | shares					375,000
Underwriting discount per unit (in Dollars per share) | $ / shares									$ 0.45
Underwriting discount									$ 1,181,250
Deferred underwriting commission per unit (in Dollars per share) | $ / shares									$ 0.3
Aggregate amount									$ 2,362,500
Aggregate expenses									125,000
Upfront retainer amount									$ 37,500
Billed Balance Percentage									50.00%	50.00%
Outstanding balance percentage									50.00%	50.00%		50.00%	50.00%
Initial business combination paid percentage									20.00%	20.00%
Total outstanding billed amount									$ 897,136			$ 892,784
Outstanding balance amount											$ 448,568	446,392
Gross proceeds received percentage		1.00%
Maxim letter agreement, description									If the amount of such cash is less than $50,000,000, Maxim’s fee shall be equal to $200,000 in cash and an additional $150,000 of common stock of the post-transaction Company (the “New Common Stock”). If the amount of such cash is equal to or greater than $40 million, the Maxim Success Fee will be $500,000 cash. If the amount of such cash is equal to or greater than $75 million, the Maxim Success Fee will be $500,000 cash and an additional $500,000 payable in either cash or New Common Stock, at the option of the Company	If the amount of such cash is less than $50,000,000, Maxim’s fee shall be equal to $200,000 in cash and an additional $150,000 of common stock of the post-transaction Company (the “New Common Stock”). If the amount of such cash is equal to or greater than $40 million, the Maxim Success Fee will be $500,000 cash. If the amount of such cash is equal to or greater than $75 million, the Maxim Success Fee will be $500,000 cash and an additional $500,000 payable in either cash or New Common Stock, at the option of the Company
Retainer amount			$ 15,000	$ 15,000
Due payable amount			20,000	20,000
Aggregate transaction value			400,000,000	400,000,000								$ 300,000,000
Retainer fees			$ 40,000	$ 40,000
Transaction fees payable									$ 1,600,000
Transaction purchase price rate												0.85%	0.85%
Success transaction cash								$ 500,000		€ 1,000,000			€ 1,000,000
Shall pay amount	$ 120,000
Business combination aggregate value									650,000,000			$ 650,000,000
Contingent earn out liability									150,000,000
Revenue amount									52,000,000
Purchase additional units (in Shares) | shares							1,125,000
Underwritting discount rate												0.45%	0.45%
Agregate amount														$ 335,000		$ 900,000	$ 50,000		$ 300,000
Deferred underwriting commissions per share (in Dollars per share) | $ / shares												$ 0.45
Estimated fair value												$ 946,181
Outstanding billed amount												$ 892,784						$ 634,055
Outstanding billed percentage												50.00%
Gross proceeds percentage		1.00%
Transaction amount								50,000,000
Transaction expenses cash								40,000,000
Additional common stock amount								150,000
Payable amount												$ 1,600,000
Payable sponsor entity amount												1,600,000
Aggregate value												$ 300,000,000
Percentage of purchase price												0.40%	0.40%
Maxim Group LLC [Member]
Commitments and Contingencies [Line Items]
Agregate amount												$ 3,543,750
Road Show [Member]
Commitments and Contingencies [Line Items]
Agregate amount												$ 125,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Aggregate transaction value									$ 300,000,000
Transaction purchase price rate									0.85%	0.85%
Maximum [Member]
Commitments and Contingencies [Line Items]
Aggregate transaction value									$ 300,000,000
Transaction purchase price rate									0.40%	0.40%
Alliance Global Partners [Member]
Commitments and Contingencies [Line Items]
Business combination percentage		1.00%
Restated Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Business combination value															$ 150,000,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share) | $ / shares												$ 0.15
EGS Agreement [Member]
Commitments and Contingencies [Line Items]
Outstanding billed amount												$ 446,392						$ 317,027
EEW [Member]
Commitments and Contingencies [Line Items]
Transaction amount												$ 52,000,000
Sponsor [Member]
Commitments and Contingencies [Line Items]
Transaction fees payable									$ 1,600,000
MZHCI [Member]
Commitments and Contingencies [Line Items]
payment per month	12,000
Shall pay amount	$ 15,000
Repurchase Agreements [Member]
Commitments and Contingencies [Line Items]
Success transaction cash								500,000
Transaction expenses cash								75,000,000
Additional common stock amount								500,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares									2,086,874			2,086,874						118,125
Ordinary shares issued (in Shares) | shares												118,125	118,125
Transaction expenses cash								$ 200,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares									118,125
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units sold							$ 1,125,000
Exercised option (in Shares) | shares					375,000
Underwriting discount per unit (in Dollars per share) | $ / shares									$ 0.15
Underwriting discount									$ 1,181,250
Aggregate expenses					$ 125,000
Estimated fair value (in Shares) | shares									946,181	946,181
Agregate amount												$ 2,362,500
Price per unit (in Dollars per share) | $ / shares					$ 10	$ 10
New issuance												$1,181,250	$1,181,250
Deferred underwriting commissions per share (in Dollars per share) | $ / shares												$ 0.3
Proceeds from issuance of initial public offering					$ 125,000
Ordinary shares issued (in Shares) | shares						7,875,000
IPO [Member] | Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share) | $ / shares					$ 10	$ 10
Underwriters Discount [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share) | $ / shares									$ 0.45
Underwriting discount									$ 3,543,750